SUBSEQUENT EVENTS (Details)	1 Months Ended
Jul. 19, 2017 shares
Subsequent Events [Line Items]
Disposal Group, Including Discontinued Operation, Equity Interest Received or Receivable, Number of Shares	11,850,000
San MediTech Huzhou Co Ltd [Member]
Subsequent Events [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	81,243,000
Business Acquisition, Percentage of Voting Interests Acquired	90.27%
America-Asia Diabetes Research Foundation [Member]
Subsequent Events [Line Items]
Equity Method Investment, Ownership Percentage	90.27%